Interest and Finance Costs, net (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Interest and Finance Costs, net [Abstract]
Interest expense	$ 18,295	$ 15,368	$ 35,016	$ 29,472
Less: Interest capitalized	(21)	(120)	(21)	(384)
Interest expense, net	18,274	15,248	34,995	29,088
Swaps termination cash settlements	0	0	0	(3,685)
Bunkers swap cash settlements	(2,149)	(327)	(3,560)	(688)
Amortization of loan fees	1,262	754	2,074	1,464
Bank charges	377	114	379	140
Change in fair value of non-hedging financial instruments	(2,981)	84	(1,160)	1,419
Net total	$ 14,783	$ 15,873	$ 32,728	$ 27,738